STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Cumulative stock based compensation [Member]	Treasury Stock [Member]	Accumulated Other comprehensive income (loss) [Member]	Accumulated deficit [Member]
BALANCE at Dec. 31, 2010	$ 117,782	$ 68,053	$ 770,987	$ 311,472	$ 28,982	$ (9,072)	$ (829)	$ (1,051,811)
BALANCE, shares at Dec. 31, 2010		17,789,000
Shares issued in consideration of acquisition of a subsidiary	22,630	5,777	16,853
Shares issued in consideration of acquisition of a subsidiary, shares		1,312,000
Issuance of shares and warrants	34,808	7,557	27,251
Issuance of shares and warrants, shares		1,805,000
Conversion of convertible debentures to shares	6,480	1,118	5,362
Conversion of convertible debentures to shares, shares		277,000
Employee stock-based compensation	8,107				8,107
Tax benefit relating to stock based compensation	45		45
Exercise of options	460	515	(55)
Exercise of options, shares	87,887	123,000
Beneficial conversion feature
Other comprehensive income (loss)	2,921						2,921
Loss for the year	(18,530)							(18,530)
BALANCE at Dec. 31, 2011	174,703	83,020	820,443	311,472	37,089	(9,072)	2,092	(1,070,341)
BALANCE, shares at Dec. 31, 2011		21,306,000
Issuance of shares and warrants	5,115	796	4,319
Issuance of shares and warrants, shares		200,000
Employee stock-based compensation	5,737				5,737
Exercise of options	538	486	52
Exercise of options, shares	125,260	125,000
Beneficial conversion feature	109,768		109,768
Other comprehensive income (loss)	(5,567)						(5,567)
Capital notes		2,978	3,232	(6,210)
Capital notes, shares		767,000
Loss for the year	(70,269)							(70,269)
BALANCE at Dec. 31, 2012	220,025	87,280	937,814	305,262	42,826	(9,072)	(3,475)	(1,140,610)
BALANCE, shares at Dec. 31, 2012	22,312,000	22,398,000
Issuance of shares and warrants	38,875	33,986	4,889
Issuance of shares and warrants, shares		8,148,000
Employee stock-based compensation	2,735				2,735
Tax benefit relating to stock based compensation	(181)				(181)
Exercise of options	105	100	5
Exercise of options, shares	23,932	24,000
Beneficial conversion feature
Other comprehensive income (loss)	(12,651)						(12,651)
Capital notes		71,410	141,303	(212,713)
Capital notes, shares		17,386,000
Loss for the year	(107,660)							(107,660)
BALANCE, NET OF TREASURY STOCK AS OF DECEMBER 31, 2013, shares		47,870,000
BALANCE at Dec. 31, 2013	$ 141,248	$ 192,776	$ 1,084,011	$ 92,549	$ 45,380	$ (9,072)	$ (16,126)	$ (1,248,270)
BALANCE, shares at Dec. 31, 2013	47,870,000	47,956,000